Business Description and Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
General business description
General business description
Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company is a leading provider of business information services. The Company’s products include highly specialized information-enabled software and tools for legal, tax, accounting and compliance professionals combined with the world’s most global news service - Reuters.
These unaudited interim consolidated financial statements (“interim financial statements”) wer
e
 approved by the Company’s Audit Committee of the Board of Directors on August 4, 2021.

Basis of preparation 1
Basis of preparation
The interim financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2020. The interim financial statements comply with International Accounting Standard 34,
Interim Financial Reporting
(“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2020. The global economy continues to experience substantial disruption due to concerns regarding resurgences and new strains of
COVID-19,
as well as from the measures intended to mitigate its impact. Due to the significant uncertainty about the duration and impact of the global economic crisis caused by the
COVID-19
pandemic, some of management’s estimates and judgments may be more variable and may change materially in the future.
The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2020, which are included in the Company’s 2020 annual report.
References to “$” are to U.S. dollars and references to “C$” are to Canadian dollars.
Change Program
In February 2021, the Company announced a two-year

Change Program to transition from a holding company to an operating company, and from a content provider to a content-driven technology company (see note 5).